Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income/(loss)	$ (8,507)	$ 2,896	$ 1,408
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation (Notes 5 and 10)	795	877	6,763
Amortization and write off of deferred financing costs (Note 11)	538	16	1,815
Translation gain of foreign currency denominated loan and unrealized foreign exchange differences		5
Provision for service leaving indemnities			(37)
Stock-based compensation expense (Note 6 and 14)	131		345
Change in fair value of derivative financial instruments (Note 19)	617	(4,442)	(2,313)
Loss on sale of other fixed assets		5	3
Gain on sale of vessels			(14)
Gain on disposal of subsidiaries (Note 20)			(1,591)
Amortization of prepaid bareboat charter hire (Note 7)	1,431
Impairment on vessel (Note 5)	3,081
Trade accounts receivable	(57)	(50)	384
Due to related parties	110	(445)	(1,343)
Inventories	(78)	(324)
Accounts payable	114	(311)	(1,650)
Prepayments and other	340	(219)	580
Other non-current liabilities	(430)	(800)	(800)
Due from related parties	25	(25)
Accrued liabilities	503	14	(480)
Increase/(Decrease) in:
Net Cash provided by/(used in) Operating Activities	(1,387)	(2,803)	3,070
Cash Flows from Investing Activities:
Advances for vessels under construction (Note 4)	(53,410)	(45,911)	(14,400)
Decrease/(increase) in restricted cash	(1,586)	1,575	2,563
Net proceeds from sale of vessels (Note 5)	54,152		25,214
Net proceeds from disposal of subsidiaries (Note 20)			37,552
Net proceeds from sale of other fixed assets			65
Acquisition of other fixed assets	(6)	(114)
Net Cash provided by/(used in) Investing Activities	(850)	(44,450)	50,994
Cash Flows from Financing Activities:
Proceeds from debt (Note 11)	24,450	20,125
Proceeds from related party debt (Note 11)	3,850
Principal payments of debt	(500)	(706)	(11,120)
Prepayment of debt	(19,419)		(27,518)
Prepayment of related party debt (Note 11)	(2,250)		(2,808)
Derivative financial instrument termination payments		(1,134)
Proceeds from issuance of common stock, net of underwriters fees		20,191
Follow-on offering issuance costs	(237)	(710)
Payment of financing costs	(989)	(219)	(2,837)
Net Cash (used in)/provided by Financing Activities	4,905	37,547	(44,283)
Net increase/(decrease) in cash and cash equivalents	2,668	(9,706)	9,781
Cash and cash equivalents at beginning of year		9,706
Cash and cash equivalents at end of the year	2,668		9,706
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities	1,093	435
Interest paid net of capitalized interest	189	284	5,621
Finance Fees included in Accounts payable/Accrued liabilities	670	5
Offering expenses included in liabilities	$ 515	752
Shares issued as consideration for acquisition of vessels (Note 1)		40,833
Advances to shipyards before acquisition of vessels (Note 1)		$ 22,087
Effect of exchange rate changes on cash			$ (75)